Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Integrity Managed Portfolios
Prospectus Date	rr_ProspectusDate	Nov. 30, 2015
Supplement [Text Block]	imp_SupplementTextBlock
SUPPLEMENT DATED FEBRUARY 10, 2016

TO PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION ("SAI"), AND

SUMMARY PROSPECTUSES OF THE FUNDS

INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund

Maine Municipal Fund

Nebraska Municipal Fund

New Hampshire Municipal Fund

Oklahoma Municipal Fund

(collectively, the "Funds")

Prospectus and SAI of the Funds dated November 30, 2015

Summary Prospectus of each Fund dated December 3, 2015

(1)
In (i) the Fund Summary for each Fund included in the Prospectus and (ii) the Summary Prospectus for each Fund, the last sentence of the first paragraph under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:

"The expected average dollar weighted maturity of the Fund's portfolio is between 5 and 25 years."

Kansas Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	imp_SupplementTextBlock
SUPPLEMENT DATED FEBRUARY 10, 2016

TO PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION ("SAI"), AND

SUMMARY PROSPECTUSES OF THE FUNDS

INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund

(collectively, the "Funds")

Prospectus and SAI of the Funds dated November 30, 2015

Summary Prospectus of each Fund dated December 3, 2015

(1)
In (i) the Fund Summary for each Fund included in the Prospectus and (ii) the Summary Prospectus for each Fund, the last sentence of the first paragraph under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:

"The expected average dollar weighted maturity of the Fund's portfolio is between 5 and 25 years."

Maine Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	imp_SupplementTextBlock
SUPPLEMENT DATED FEBRUARY 10, 2016

TO PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION ("SAI"), AND

SUMMARY PROSPECTUSES OF THE FUNDS

INTEGRITY MANAGED PORTFOLIOS

Maine Municipal Fund

(collectively, the "Funds")

Prospectus and SAI of the Funds dated November 30, 2015

Summary Prospectus of each Fund dated December 3, 2015

(1)
In (i) the Fund Summary for each Fund included in the Prospectus and (ii) the Summary Prospectus for each Fund, the last sentence of the first paragraph under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:

"The expected average dollar weighted maturity of the Fund's portfolio is between 5 and 25 years."

Nebraska Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	imp_SupplementTextBlock
SUPPLEMENT DATED FEBRUARY 10, 2016

TO PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION ("SAI"), AND

SUMMARY PROSPECTUSES OF THE FUNDS

INTEGRITY MANAGED PORTFOLIOS

Nebraska Municipal Fund

(collectively, the "Funds")

Prospectus and SAI of the Funds dated November 30, 2015

Summary Prospectus of each Fund dated December 3, 2015

(1)
In (i) the Fund Summary for each Fund included in the Prospectus and (ii) the Summary Prospectus for each Fund, the last sentence of the first paragraph under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:

"The expected average dollar weighted maturity of the Fund's portfolio is between 5 and 25 years."

New Hampshire Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	imp_SupplementTextBlock
SUPPLEMENT DATED FEBRUARY 10, 2016

TO PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION ("SAI"), AND

SUMMARY PROSPECTUSES OF THE FUNDS

INTEGRITY MANAGED PORTFOLIOS

New Hampshire Municipal Fund

(collectively, the "Funds")

Prospectus and SAI of the Funds dated November 30, 2015

Summary Prospectus of each Fund dated December 3, 2015

(1)
In (i) the Fund Summary for each Fund included in the Prospectus and (ii) the Summary Prospectus for each Fund, the last sentence of the first paragraph under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:

"The expected average dollar weighted maturity of the Fund's portfolio is between 5 and 25 years."

Oklahoma Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	imp_SupplementTextBlock
SUPPLEMENT DATED FEBRUARY 10, 2016

TO PROSPECTUS, STATEMENT OF ADDITIONAL INFORMATION ("SAI"), AND

SUMMARY PROSPECTUSES OF THE FUNDS

INTEGRITY MANAGED PORTFOLIOS

Oklahoma Municipal Fund

(collectively, the "Funds")

Prospectus and SAI of the Funds dated November 30, 2015

Summary Prospectus of each Fund dated December 3, 2015

(1)
In (i) the Fund Summary for each Fund included in the Prospectus and (ii) the Summary Prospectus for each Fund, the last sentence of the first paragraph under the heading "Principal Investment Strategies" is hereby deleted and replaced with the following:

"The expected average dollar weighted maturity of the Fund's portfolio is between 5 and 25 years."